UAM FUNDS

                        SIRACH PORTFOLIOS
                   INSTITUTIONAL CLASS SHARES
               INSTITUTIONAL SERVICE CLASS SHARES

                     Sirach Growth Portfolio
                 Sirach Special Equity Portfolio
               Sirach Strategic Balanced Portfolio
                  Sirach Fixed Income Portfolio
              Sirach Short-Term Reserves Portfolio
                     Sirach Equity Portfolio

Supplement dated July 25, 1997 to the Statement of Additional Information dated January 3, 1997 as supplemented June 20, 1997

The following information is provided to supplement the list of publications, indices and averages as set forth on Pages 17-19 under the heading "PERFORMANCE CALCULATIONS - COMPARISONS":

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends and higher forecasted growth values than the Value universe.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

In  addition, the following information replaces (s) on  Page  18 under the heading "PERFORMANCE CALCULATIONS - COMPARISONS":

  Composite Indices - 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange; 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index; 50% Standard & Poor's 500 Stock Index and 50% Lehman Brothers Aggregate Bond Index; 50% Standard & Poor's 500 Stock Index and 50% Lehman Brothers Government/Corporate Index; 45% Standard & Poor's 500 Stock Index, 45% Lehman Brothers Aggregate Bond Index and 10% Salomon Brothers 3-Month Treasury Bill Index; and 45% Standard & Poor's 500 Stock Index, 45% Lehman Brothers Government/Corporate Index and 10% Salomon Brothers 3-Month Treasury Bill Index.